United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 5/31/08

Item 1.                      Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount or Foreign Currency Par Amount	Value in U.S. Dollars

		CORPORATE BONDS—91.0%
		Aerospace/Defense--2.3%
$575,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$570,687
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	334,750
525,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, 8.875%, 4/1/2015	538,125
1,000,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	970,000
425,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	404,812
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	557,031
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	488,062
575,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	523,250
475,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	406,125
		TOTAL	4,792,842
		Automotive--3.8%
600,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	490,500
950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	662,625
1,250,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.46%, 1/13/2012	1,057,077
1,200,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,072,480
400,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	378,739
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	924,816
2,375,000		General Motors Corp., Deb., 7.40%, 9/1/2025	1,543,750
750,000		General Motors Corp., Note, 8.375%, 7/15/2033	517,500
300,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	298,500
900,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	882,000
		TOTAL	7,827,987
		Building Materials--0.7%
500,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	467,500
300,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	150,375
400,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	282,000
625,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	498,437
		TOTAL	1,398,312
		Chemicals--3.5%
975,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	911,625
1,125,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,243,125
450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	468,000
603,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	642,195
525,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	572,250
1,375,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,454,062
800,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	576,000
800,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	799,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	410,204
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	298,395
		TOTAL	7,374,856
		Construction Machinery--0.4%
975,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	858,000
		Consumer Products--4.3%
1,150,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	1,121,250
319,060		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 14.75%, 10/1/2012	298,321
450,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	446,625
675,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	676,687
1,000,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	897,500
1,225,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,200,500
1,525,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,530,719
600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	532,500
675,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	465,750
1,700,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,700,000
		TOTAL	8,869,852
		Energy--4.2%
975,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	965,250
875,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	836,719
275,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	271,562
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	383,437
100,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	101,750
325,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	333,125
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	534,187
525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	518,437
850,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	835,125
225,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	207,562
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	431,062
925,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	898,747
400,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	387,000
650,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	658,125
400,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	408,000
450,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	461,250
225,000		Sandridge Energy, Inc., 8.00%, 6/1/2018	228,937
200,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	202,965
		TOTAL	8,663,240
		Entertainment--1.2%
1,150,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,098,250
650,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.3825%, 4/1/2012	575,250
875,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	902,344
		TOTAL	2,575,844
		Environmental--0.5%
825,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	802,312
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	259,687
		TOTAL	1,061,999
		Financial Institutions--2.9%
700,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	644,000
2,575,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	2,172,471
1,175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	902,152
500,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	408,449
1,175,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,110,375
850,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	745,875
		TOTAL	5,983,322
		Food & Beverage--5.6%
1,525,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,418,250
575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	591,531
650,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.373%, 2/1/2015	627,250
1,000,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,000,000
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	288,750
275,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	272,937
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	675,000
925,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	867,187
825,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	540,375
1,150,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,144,250
825,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	210,375
900,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	789,750
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	624,375
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	583,875
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,225,250
650,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	645,125
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	247,500
		TOTAL	11,751,780
		Gaming--4.7%
875,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	640,937
700,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	700,000
550,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	536,250
925,000	[1,3]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	198,875
875,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	809,375
161,689	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	154,413
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	711,000
2,400,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	2,064,000
725,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	647,969
200,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	172,750
675,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	673,312
675,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	648,000
600,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	526,500
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	441,000
825,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	800,250
		TOTAL	9,724,631
		Health Care--7.8%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	561,750
850,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	779,875
400,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	420,000
550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	530,750
125,000	[1,2]	Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	133,750
875,000	[1,2]	Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	931,875
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	739,375
1,225,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	980,000
1,075,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,136,812
1,825,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	1,932,219
1,075,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,123,375
825,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	769,313
825,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	812,625
475,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	482,125
975,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	916,500
200,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	175,000
800,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	826,000
450,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	441,000
1,075,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,072,313
175,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	174,125
425,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	429,250
1,095,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	925,275
		TOTAL	16,293,307
		Industrial - Other--6.5%
1,200,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,131,000
550,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	528,000
1,050,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	960,750
775,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	794,375
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	392,000
550,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	525,250
275,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.675%, 12/15/2013	254,375
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	429,250
1,225,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,172,938
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.073%, 4/1/2015	585,000
325,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	318,500
725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	739,500
800,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	784,000
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	950,000
250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	223,750
400,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	416,500
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	632,125
875,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	857,500
400,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	312,000
775,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	784,688
675,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	678,375
		TOTAL	13,469,876
		Lodging--1.2%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	417,563
800,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	764,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	414,375
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	580,469
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	250,250
		TOTAL	2,426,657
		Media - Cable--1.3%
1,675,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,675,000
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	831,000
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	216,000
		TOTAL	2,722,000
		Media - Non-Cable--8.6%
1,095,251		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,036,381
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	371,000
1,275,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,322,813
325,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	253,500
1,175,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	846,000
1,625,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	1,665,625
1,300,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	1,105,000
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	402,688
950,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	900,125
275,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	260,563
925,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	929,625
900,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	819,000
675,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	664,875
825,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	812,625
1,450,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	1,000,500
1,609,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	1,554,696
308,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	331,100
1,350,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	1,042,875
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,088,344
850,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	646,000
1,225,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	973,875
		TOTAL	18,027,210
		Metals & Mining--1.1%
600,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	493,500
500,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	361,250
750,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	807,518
650,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	614,250
		TOTAL	2,276,518
		Packaging--1.4%
825,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	825,000
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	966,000
1,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,186,875
411,058	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	19,073
		TOTAL	2,996,948
		Paper--1.4%
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,366,875
250,000	[1,2]	NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	267,500
1,050,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,115,625
125,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	132,500
		TOTAL	2,882,500
		Restaurants--0.8%
625,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	646,875
600,000		NPC International, Inc., 9.50%, 5/1/2014	537,000
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.30%, 3/15/2014	488,750
		TOTAL	1,672,625
		Retailers--3.7%
500,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	475,625
625,000		Claire's Stores, Inc., Company Guarantee, 10.50%, 6/1/2017	330,469
1,300,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,322,750
1,191,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,202,910
900,000		General Nutrition Center, Company Guarantee, 7.199%, 3/15/2014	792,000
1,375,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	1,216,875
800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	692,000
1,225,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	961,625
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	631,125
		TOTAL	7,625,379
		Services--1.4%
875,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	829,063
475,000		KAR Holdings, Inc., 10.00%, 5/1/2015	434,625
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,112,500
575,000		West Corp., Sr. Note, 9.50%, 10/15/2014	540,500
		TOTAL	2,916,688
		Technology--5.2%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	825,063
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,006,469
1,225,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	1,110,156
225,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	194,063
900,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	801,000
1,075,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	892,250
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	869,500
950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,004,625
850,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	810,688
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.198%, 4/1/2012	424,110
1,250,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	1,293,750
1,025,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,071,125
600,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	621,000
		TOTAL	10,923,799
		Tobacco--0.6%
1,075,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	1,155,195
		Transportation--1.5%
4,950,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
875,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	907,813
725,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	725,000
900,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	902,250
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	302,250
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	315,250
3,125,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	3,152,563
		Utility - Electric--4.3%
950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	904,875
1,825,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,879,750
225,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	235,688
338,882	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	341,228
975,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	1,028,625
850,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	833,000
1,500,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,466,250
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	605,136
275,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	277,043
825,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	846,656
625,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	641,406
		TOTAL	9,059,657
		Utility - Natural Gas--4.4%
1,225,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,194,375
200,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	202,294
1,425,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,314,563
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,018,500
300,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 8.75%, 4/15/2018	315,750
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	196,669
750,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	754,653
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	574,080
800,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	775,000
1,300,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,448,162
1,325,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,429,344
		TOTAL	9,223,390
		Wireless Communications--3.3%
825,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	730,125
300,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 8.448%, 1/1/2013	287,250
375,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	373,125
350,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	351,750
721,766	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	655,003
650,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	671,125
1,075,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,038,719
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	1,134,811
575,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	598,000
750,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	619,724
525,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	510,569
		TOTAL	6,970,201
		Wireline Communications--2.4%
950,000		Citizens Communications Co., 9.00%, 8/15/2031	883,500
800,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	824,000
1,875,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,973,438
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	740,913
475,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	493,406
		TOTAL	4,915,257
		TOTAL CORPORATE BONDS (IDENTIFIED COST $210,154,300)	189,592,435
		COMMON STOCKS –0.6%
		Industrial - Other--0.1%
42,961	[1,3]	Neenah Enterprises, Inc., Warrants	121,322
		Media - Cable--0.1%
12,520		Virgin Media, Inc.	196,439
		Media - Non-Cable--0.0%
20,400	[3]	R.H. Donnelly Corp	110,772
2,200	[3]	XM Satellite Radio, Inc., Warrants	2,486
22,000	[3]	Ziff Davis Media, Inc., Warrants	0
		TOTAL	113,258
		Metals & Mining--0.0%
138,395	[1,3]	Royal Oak Mines, Inc.	2,145
		Other--0.0%
469	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
5	[1,3]	Pliant Corp.	0
45,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		Paper--0.2%
152,000	[3]	Graphic Packaging Holding Co.	454,480
		Wireless Communications--0.2%
57,000	[3]	Centennial Communication Corp., Class A	431,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,003,098)	1,319,134
		PREFERRED STOCKS--0.0%
		Media - Non-Cable--0.0%
120	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	0
		EXCHANGE TRADED FUNDS –3.1%
25,950		iShares MSCI EAFE Index Fund	1,992,960
73,750		iShares Russell 1000 Growth Fund	4,377,063
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $6,696,415)	6,370,023
		MUTUAL FUNDS--4.0%[5]
37,638		Federated InterContinental Fund, Institutional Shares	2,455,101
206,066		Federated Max-Cap Fund, Institutional Shares	4,657,086
1,257,884	[6]	Prime Value Obligations Fund, Institutional Shares, 2.70%	1,257,884
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $9,088,682)	8,370,071
		TOTAL INVESTMENTS –98.7% (IDENTIFIED COST $233,942,495)[7]	205,651,663
		OTHER ASSETS AND LIABILITIES – NET – 1.3%[8]	2,694,328
		TOTAL NET ASSETS –100%	$208,345,991

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $32,634,586, which represented 15.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At May 31, 2008, these liquid restricted securities amounted to $32,293,171, which represented 15.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2008, is as follows:
Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 – 8/19/1997	$ 4,646,903
Neenah Enterprises, Inc., Warrants	9/24/2003	$ 0
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$ 879,313
Pliant Corp.	7/18/2006	$ 0
Royal Oaks Mines, Inc.	2/24/1999	$ 15,376
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$ 2,121,618
Russell Stanley Holdings, Inc.	11/9/2001	$ 0
3	Non-income producing security.
4	Principle amount and interest were not paid upon final maturity.
5	Affiliated companies.
6	7-Day net yield.
7
At May 31, 2008, the cost of investments for federal tax purposes was $234,086,995. The net unrealized depreciation of investments for federal tax purposes was $28,435,332. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,532,937 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,968,269.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$15,935,761
Level 2 – Other Significant Observable Inputs	189,573,362
Level 3 – Significant Unobservable Inputs	142,540
Total	$205,651,663

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of March 1, 2008	$ 122,606
Accrued discounts/premiums	11,701
Realized gain(loss)	--
Change in unrealized appreciation (depreciation)	8,233
Net purchases (sales)	--
Transfers in and/or out of Level 3	--
Balance as of May 31, 2008	$ 142,540

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008